Schedule Of Reportable Segments Property Plant and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Capital assets	$ 11,672	$ 62,122
Total	11,672	62,122
Turkey [Member]
Capital assets	10,724	41,377
Canada [Member]
Capital assets	$ 948	$ 20,745